EVENTS AFTER THE REPORTING DATE (Details) $ in Thousands	1 Months Ended
Mar. 31, 2019 USD ($)
Subsequent Event [Member] | Kaalbi Technologies Private Ltd [Member]
Subsequent Event [Line Items]
Cash Consideration	$ 14,000